Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per ordinary share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Ordinary Share [Member]
Numerator:
Allocation of net income (loss)	$ (143,808)	$ (1,443,039)	$ 2,267,083	$ 9,815,274	$ 12,183,463	$ (6,715,089)
Denominator:
Basic and diluted weighted average shares outstanding	4,424,355	7,500,000	5,962,177	7,500,000
Basic and diluted net income (loss) per ordinary share	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)
Non-Redeemable Ordinary Share [Member]
Numerator:
Allocation of net income (loss)	$ (60,945)	$ (360,760)	$ 712,958	$ 2,453,818	$ 3,045,866	$ (10,564,687)
Denominator:
Basic and diluted weighted average shares outstanding	1,875,000	1,875,000	1,875,000	1,875,000
Basic and diluted net income (loss) per ordinary share	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)